Segments of Operations (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues by significant business segment and sub-segment
Total premiums earned									$ 2,759	$ 2,550	$ 2,412
Investment income									1,241	1,191	1,200
Life, accident and health premiums									430	451	444
Realized gains (losses)									73	88	38
Other income									175	194	226
Total revenues	1,283	1,335	1,093	1,039	1,156	1,255	1,052	1,034	4,750	4,497	4,320
Property and Casualty Insurance [Member]
Revenues by significant business segment and sub-segment
Investment income									296	341	414
Realized gains (losses)									97	88	123
Other income									65	64	106
Total revenues									3,217	3,043	3,055
Annuity and Supplemental Insurance [Member]
Revenues by significant business segment and sub-segment
Investment income									944	856	784
Life, accident and health premiums									430	451	444
Realized gains (losses)									(23)		(86)
Other income									104	110	114
Total revenues									1,455	1,417	1,256
Other Segment [Member]
Revenues by significant business segment and sub-segment
Total revenues									78	37	9
Specialty Property and Transportation [Member]
Revenues by significant business segment and sub-segment
Total premiums earned									1,412	1,167	909
Specialty Casualty [Member]
Revenues by significant business segment and sub-segment
Total premiums earned									872	873	917
Specialty Financial [Member]
Revenues by significant business segment and sub-segment
Total premiums earned									408	446	517
Specialty Other [Member]
Revenues by significant business segment and sub-segment
Total premiums earned									$ 67	$ 64	$ 69